Fair Value Measurements - Assets and liabilities that are measured on a recurring basis and quantitative information (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 44,645,404	$ 430,047,193	$ 425,037,665
Recurring | Level 1
Assets:
Investments held in Trust Account	44,645,404	430,047,193	425,037,665
Assets Fair value	44,645,404	430,047,193	425,037,665
Liabilities:
Fair value measurements	708,333	566,667	11,190,235
Recurring | Level 2
Liabilities:
Fair value measurements	625,000	500,000	9,873,737
Recurring | Level 3
Assets:
Forward Purchase Agreement		353,731	1,002,789
Assets Fair value		353,731	1,002,789
Liabilities:
Fair value measurements	2,834,770	1,500,000
Recurring | Public Warrants | Level 1
Liabilities:
Fair value measurements	708,333	566,667	11,190,235
Recurring | Private Warrants | Level 2
Liabilities:
Fair value measurements	625,000	500,000	$ 9,873,737
Recurring | Working capital loan - related party | Level 3
Liabilities:
Fair value measurements	$ 2,690,000	$ 1,500,000